Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2014	$ 46
2014	30
2015	29
2016	29
2017	32
2018	34
Thereafter	220
Total	374
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2014	33
2014	17
2015	17
2016	17
2017	18
2018	18
Thereafter	104
Total	191
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2014	11
2014	11
2015	10
2016	10
2017	11
2018	14
Thereafter	104
Total	160
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2014	2
2014	2
2015	2
2016	2
2017	3
2018	2
Thereafter	12
Total	$ 23